COMMONWEALTH SHAREHOLDER SERVICES, INC.
                          1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229
                                 (800) 567-4030


December 23, 2002

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, DC  20549


           Re:  Satuit Capital Management Trust
                SEC File Nos. 333-45040/811-10103

Ladies and Gentlemen:

      On behalf of Satuit Capital Management Trust (the "Trust"), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A ("PEA No. 2"). PEA No. 2 applies only to the Satuit Capital Micro Cap Fund (the "Fund"), a series of shares offered by the Trust.

      PEA No. 2 is being filed to disclose certain changes that have been made in the Fund. The material changes that occurred was the addition of a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, and a reduction of the investment advisory fee payable to the adviser. PEA No. 2 is also being filed for the purpose of: (i) updating the financial information; (ii) incorporating by reference the audited financial information for the Fund for its most recent fiscal year ended October 31, 2002;
(iii) making certain other non-material changes; and (iv) additional appropriate exhibits and consents.

      Questions concerning PEA No. 2 may be directed to Mr. Thomas R. Westle at (212) 888-6680.


                                Very truly yours,


                               /s/ John Pasco, III
                               ---------------------
                                 John Pasco, III

As filed with the Securities and Exchange Commission on December 23, 2002

                                     Registration No. 333-45040
                                            File No.  811-10103

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |__|
                                                                  --
      Pre-Effective Amendment No. _______                        |__|
                                                                  --
      Post-Effective Amendment No.___2____                        |X|
                                     -                             -

                                                                  --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |__|
                                                                  --
      Amendment No.____6_____                                     |X|
                       -                                           -

                        (Check appropriate box or boxes)

                         SATUIT CAPITAL MANAGEMENT TRUST
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

 146 Front Street, Suite 204, Mill Wharf Plaza, Scituate, Massachusetts 02066
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                 (781) 545-7408
             ----------------------------------------------------
                   (Registrant's Telephone Number, Including Area Code)

                                Thomas R. Westle
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                          New York, New York 10022-4405
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

       --
      |__|  immediately upon filing pursuant to paragraph (b)
       --
      |_|  on _____________________ pursuant to paragraph (b)
       --
      |_X|  60 days after filing pursuant to paragraph (a)(1)
        -
       --
      |__|  on (date) pursuant to paragraph (a)(1)
       --
      |__|  75 days after filing pursuant to paragraph (a)(2)
       --
      |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       --
      |__| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest

                          SATUIT CAPITAL MICRO CAP FUND

                                   A SERIES OF
                         SATUIT CAPITAL MANAGEMENT TRUST



                      Prospectus dated _____________, 2003






                         SATUIT CAPITAL MANAGEMENT, LLC
                                     Adviser



The Satuit Capital Micro Cap Fund, a series of Satuit Capital Management Trust, seeks to provide investors with long-term capital appreciation by investing in a diversified portfolio of U.S. common stocks with market capitalizations under $500 million that the Adviser believes exhibit reasonable valuations and favorable growth prospects.

This Prospectus concisely describes the information about the Fund that you should know before investing. Please read it carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") about the Fund, dated ____________, 2003, is available free of charge and may be obtained by writing Satuit Capital Management Trust, c/o First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling
(800) 567-4030. The SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.



These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                        PAGE

RISK RETURN SUMMARY.......................................

PERFORMANCE...............................................

INVESTMENT STRATEGIES.....................................

MAIN RISKS................................................

MANAGEMENT................................................

YOUR ACCOUNT..............................................

HOW TO OPEN AN ACCOUNT AND PURCHASE  SHARES...............

HOW TO SELL (REDEEM) SHARES OF THE FUND...................

WHEN AND HOW NAV IS DETERMINED............................

DISTRIBUTIONS.............................................

FEDERAL TAX CONSIDERATIONS................................

PERFORMANCE COMPARISONS...................................

CUSTODIAN, TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT..........................................

COUNSEL AND INDEPENDENT AUDITORS..........................

FINANCIAL HIGHLIGHTS......................................

ORGANIZATION..............................................

ADDITIONAL INFORMATION....................................

FOR MORE INFORMATION......................................

                               RISK/RETURN SUMMARY

The following discussion describes the investment objective and principal investment strategies and risks of the Satuit Capital Micro Cap Fund (the "Fund). The investment objective of the Fund is a fundamental policy and cannot be changed without the approval of a majority of the Fund's outstanding shares. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

                              INVESTMENT OBJECTIVE

The Fund's investment objective is to provide investors with long-term capital appreciation.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of U.S. common stocks with market capitalizations under $500 million ("micro cap companies"). The Adviser will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. micro cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investments securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List.

The Adviser selects portfolio securities for investment by the Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts personal interviews with company management, customers, suppliers and Wall Street analysts who provide research about the company's common stock in the stock market.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.




                   PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the NAV, total return and value of the Fund and your investment.

-- Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

-- Stock Selection Risks: The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

-- Investment In Micro Cap Companies: The Fund invests principally in companies with a market capitalization of $500 million or less (micro-cap companies). Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established. The increased risk involved with investing in micro cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies. If the Fund is heavily invested in these securities, the net asset value ("NAV") of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

                       WHO MAY WANT TO INVEST IN THE FUND

We designed the Fund for investors desiring an investment alternative and who seek one or more of the following:

--    a long-term investment horizon;
--    long-term capital appreciation;
-- a stock fund to compliment a portfolio of more conservative investments; -- a stock fund that uses a balanced approach of value and growth investing; or -- a stock fund that invests in U.S. micro-cap companies.

The Fund may NOT be suitable for you if:

-- You need regular income or stability of principal; -- You are pursuing a short-term goal or investing emergency reserves; or -- You are pursuing an investment strategy that is highly speculative.

                                   PERFORMANCE

The bar chart and table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart shows the performance of the Fund for the initial calendar year. Prior to December 10, 2001, shares of the Fund were sold without any sales charges. The bar chart figures don't include any sales charges that investors will pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total return of the Fund for the period ended December 31, 2001 to the Standard & Poor's 500 Stock Index and the Russell 2000 Index. Keep in mind that past performance, before and after taxes, may not indicate how well the Fund will perform in the future.

[bar chart goes here]

Satuit Capital Micro Cap Fund

2001               38.16%

[end bar chart]

The total return for the nine months ended September 30, 2002 was (17.58%).

During the period shown in the bar chart, the highest return for a calendar quarter was 29.03% (quarter ending June 30, 2001) and the lowest return for a calendar quarter was (14.65%) (quarter ending September 30, 2001).

                                  Average Annual Total Return
                            (for the periods ending December 31, 2001)

                                                    Since Inception
                               1 Year               December 12, 2000
                               ------               -----------------

Satuit Capital Micro Cap Fund
Return Before Taxes             38.16%                  37.22%
Return After Taxes
  on Distributions(1)           38.16%                  37.22%

Return After Taxes on
  Distributions and Sale
  of Fund Shares(1)             23.05%                  29.82%

Satuit Capital Micro Cap Fund(2)
Return Before Taxes             30.21%                  29.69%
Return After Taxes
  on Distributions(1)(2)        30.21%                  29.69%

Return After Taxes on
  Distributions and Sale
  of Fund Shares(1)(2)          18.25%                  23.79%
--------------------------

Standard & Poor's 500
  Stock Index(3)               (13.04%)                (15.56%)

Russell 2000 Index(4)            1.03%                   2.14%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) These returns represent the performance of the Fund but they have been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of shares.

(3) The Standard & Poor's 500 Stock Index is a market-value weighted index that tracks 500 companies in leading industries such as transportation, utilities, financial services, cyclicals and consumer products. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

(4) The Russell 2000 Index is a market capitalization index that measures the performance of 2000 small-cap stocks in various industries. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

FEE TABLE

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The maximum transaction costs and total annual expenses associated with investing in shares of the Fund are described in the table below and are further explained in the example that follows:

Shareholder Transaction Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (1)           5.75%
Maximum Deferred Sales Charge (Load) Imposed on
   Certain Redemptions (2)                                     2.00%
Sales Charge (Load) Imposed on  Reinvested Dividends           None
Redemption Fees                                                None
Exchange Fees                                                  None


Annual Operating Expenses (Expenses that are deducted from Fund assets)

Management Fee                                                 1.25%
Distribution (12b-1) Fees                                      0.25%
Other Operating Expenses (3)                                   3.49%
                                                               ----
Total Annual Fund Operating Expenses                           4.99%
Fee Waiver and/or Expense Reimbursements(4)                    2.19%
                                                               ----
Net Expenses                                                   2.80%
                                                               ====
----------------------------

(1) As a percentage of offering price. Reduced rates apply to purchases of Fund shares over $50,000, and the sales charge is waived for certain classes of investors. An investor who has paid a front-end sales charge will not be subject to a contingent deferred sales charge.

(2) If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 2.00% contingent deferred sales charge if you redeem your shares within three hundred sixty
      (360) days of purchase.

(3) Other Expenses includes, among other expenses, administrative, custody, transfer agency and shareholder servicing fees.

(4) In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses of the Fund is limited to 2.80% until October 31, 2003. The Adviser may be entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid. The reimbursement amount shall not include voluntary fees waived and expenses reimbursed prior to November 1, 2001. During the fiscal year ended October 31, 2002, the Adviser waived fees and/or reimbursed expenses at the annual rate of 2.19% of the Fund's average net assets.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year(1)       3 Years(1)      5 Years(1)      10 Years(1)
           ---------       -----------     -----------     ----------

           $  842          $1,803          $2,765          $5,170

(1) The above example assumes payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. If you are in a category of investors who purchase Fund shares without a front-end sales charge and you redeem your shares at the end of one year, your costs would be $283. Accordingly, your actual expenses may vary. The cost shown for the first year reflects the cap imposed by the expense limitation agreement.

Should the investment adviser continue the contractual operating expense limitation for the periods shown below, your costs would be:

            1 Year          3 Years         5 Years        10 Years
            ------          -------         -------        --------

            $  842          $1,393          $1,969         $3,523

                              INVESTMENT STRATEGIES

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of common stocks of U.S. micro cap companies. The Adviser believes that micro cap securities which exhibit a combination of reasonable valuations and above average growth rates will, over the long term, outperform the broader stock market and provide superior investment returns to investors. To that end, the Adviser generally seeks to identify common stocks of companies which are currently priced below the Adviser's estimation of their potential, have earnings that may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, or structural changes in the economy.

The process to select portfolio securities of the Fund occurs in two stages. First, the Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. companies with market capitalizations under $500 million. The Adviser uses valuation analysis to determine the inherent value of a company. Such analysis includes a review of a company's financial information such as price to book ratios, price to sales ratios, return on equity ratios, and return on assets ratios. The Adviser uses growth analysis to determine a company's potential for long-term growth. Such analysis involves evaluating a company's dividends and earnings prospects based on its potential for revenue growth due to growing market share, the launch of new products or services, the strength of its management and its financial condition. Companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects are listed on what the Adviser refers to as the Focus List.

The second stage of the selection process requires subjecting the ranked common stocks on the Focus List to a detailed qualitative analysis in order to determine the sustainability of each company's valuation and growth characteristics over the long term. Such analysis includes a review of each company's market sector, competitive position within that market sector, and business prospects in addition to regularly conducting personal interviews with company management, major customers and suppliers, and Wall Street analysts who cover the stocks being evaluated.

The Adviser will constantly monitor the Fund's investment portfolio's positions for adverse changes in the Fund's investment portfolio's. Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

Temporary Defensive Strategy

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political, or other unfavorable conditions. Under these circumstances, the Fund may invest a substantial portion of its assets in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities. When the Fund is making such defensive investments, the Fund may not achieve its investment objective.

Portfolio Turnover

As stated above, the Adviser recognizes that investment management is a dynamic process and thus will constantly monitor and reevaluate the Fund's investments in order to maximize, to the extent possible, the capital appreciation of the investment portfolio. This process allows the Adviser to determine whether any of the Fund's investments have lost value or whether securities not held by the Fund seem poised for growth under developing market conditions and to adjust the Fund's holdings accordingly. The Adviser does not anticipate this process to result in high portfolio turnover and does not intend to aggressively trade the Fund's assets. The Fund expects that its annual portfolio turnover rate will be, under normal conditions, between 75% and 100%.

                                   MAIN RISKS

All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment. The following describes the primary risks of investing in the Fund based on the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that as of the date of this Prospectus the Fund had no operating history.

Stock Market Risks

The net asset value of the Fund will fluctuate based on changes in the value of the securities held in the investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

Stock Selection Risks

Like all managed funds, there is a risk that the Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

Investment In Micro Cap Companies

The Fund invests in micro-capitalization companies (generally a market capitalization of $500 million or less). Accordingly, the Fund may be subject to the additional risks associated with investment in companies with smaller capital structures. Historically, stocks of micro cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of micro cap companies; (2) the lower degree of liquidity in the markets for such stocks; and
(3) the greater sensitivity of micro cap companies to changing economic conditions. Besides exhibiting greater volatility, micro cap company stocks may, to a degree, fluctuate independently of larger company stocks. Micro cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of Fund shares to be more volatile than the shares of mutual funds investing primarily in larger company stocks. Further, stocks of micro cap companies tend to trade at a lower volume than do those of larger companies. If the Fund is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of the Fund will be more susceptible to sudden and significant losses.

                                   MANAGEMENT

Board Of Trustees

The business of the Fund is managed under the direction of the Board of Trustees (the "Board") of Satuit Capital Management Trust (the "Trust"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund.

The Adviser

Satuit Capital Management, LLC (the "Adviser"), 146 Front Street, Suite 204, Mill Wharf Plaza, Scituate, Massachusetts 02066, manages the investments of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement" ). Under the Advisory Agreement, the Adviser, subject to the general supervision of the Board of Trustees of the Trust, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.25% on the average daily net assets of the Fund. For the fiscal year ended October 31, 2002, the Adviser waived fees of $47,099 and reimbursed expenses of $21,560.

In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses until October 31, 2003 so that the ratio of total annual operating expenses for the Fund will not exceed 2.80% of net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The reimbursement amount shall not include voluntary fees waived and expenses reimbursed prior to November 1, 2001. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Trustees of the Trust.

Portfolio Manager

Robert J. Sullivan, the Portfolio Manager of the Fund, has over 17 years of investment experience. He is responsible for implementing the day-to-day management of the Fund's investment operations.

Prior to joining the Adviser, Mr. Sullivan was employed from 1993 to 2000 by Cadence Capital Management where he served as Portfolio Manager/Senior Equity Analyst. Cadence is an institutional asset management firm with over $6 billion in equity assets under management. Mr. Sullivan's position included direct research, analysis and investment responsibility.

From 1992 to 1993 Mr. Sullivan was employed by Fidelity Capital Markets, the institutional block-trading desk of Fidelity Management & Research Company, as an institutional equity sales trader. Prior to joining Fidelity, Mr. Sullivan was employed by Bridge Information Systems, a leading provider of financial information to market participants around the globe. Mr. Sullivan began his employment with Bridge in 1987 where he had account responsibilities for buy and sell side firms in both Boston and New York.

Mr. Sullivan holds a Bachelors of Science in Economics from the University of Maryland and holds Series 7, 22, and 63 licenses from the National Association of Securities Dealers, Inc. He is also a member of the Boston Security Analysts Society, the Boston Securities Traders Association and the Association for Investment Management and Research.

Other Expenses

The Fund pays certain operating expenses directly, including, but not limited to custodian, audit and legal fees, costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders, insurance expenses, and costs of registering its shares for sale under federal and state securities laws.

                                  YOUR ACCOUNT

Types Of Accounts

If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

Individual, Sole Proprietorship And Joint Accounts. Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

Uniform Gift Or Transfer To Minor Accounts (UGMA OR UTMA). Depending on the laws of your state, you may set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give a child up to $10,000 per year without paying Federal gift tax under the Uniform Gift (or Transfers) to Minors Act. To open a UGMA or UTMA account, you must include the minor's social security number on the application, and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

Corporate And Partnership Accounts. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

    -- For corporations, a corporate resolution signed by an authorized person with a signature guarantee.
    -- For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.
    -- An authorized officer of the corporation or other legal entity must sign the application.

Trust Accounts. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

Retirement Accounts. The Fund currently does not offer NEW IRA accounts, including traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA and Keogh accounts. However, Fund shares may be purchased by EXISTING retirement accounts. Before investing in any IRA or other retirement plan, you should consult your tax advisor. Whenever making an investment in a retirement account be sure to indicate the year in which the contribution is made.

                  HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES

Once you have chosen the type of account that you want to open, you are ready to establish an account.

General Information

The Fund does not issue share certificates.

You will receive quarterly account statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your account statement. During unusual market conditions, the Fund may temporarily suspend or discontinue any service or privilege.

                                PURCHASING SHARES

Shares of the Fund may be purchased directly from First Dominion Capital Corp. ("FDCC" or the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. The Fund is also offered through financial supermarkets, investment advisers and consultants, and other investment professionals. Investment professionals who offer shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. A sales charge may apply to your purchase, exchange or redemption of Fund shares. The minimum initial investment in the Fund is $1,000. Additional investments in the Fund must be in amounts of $250 or more. The Fund retains the right to waive the minimum initial investment or to refuse to accept an order.

The public offering price is the Fund's net asset value (" NAV") plus an initial sales charge. For more information on how we price shares, see "WHEN AND HOW NAV IS DETERMINED". However, if you purchase shares in amounts over a certain level, the initial sales charge may be reduced, as the chart below shows.

Sales Charges

If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase shares of the Fund. The following schedule governs the percentage to be received by the selling broker-dealer firm.


                                                                    Dealer
                                   Sales Charge as a Percentage of  Discount as
Amount of Purchase                 -------------------------------- Percentage
At the Public                       Offering   Net Amount           of Offering
Offering Price                      Price      Invested             Price
--------------------                -------    -----------          ------------
Less than $50,000                   5.75%      6.10%                5.00%
$50,000 but less than $100,000      4.50%      4.71%                3.75%
$100,000 but less than $250,000     3.50%      3.63%                2.75%
$250,000 but less than $500,000     2.50%      2.56%                2.00%
$500,000 but less than $1,000,000   2.00%      2.04%                1.75%
$1,000,000 or more                  1.00%      1.01%                1.00%

Right of Accumulation

After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your shares purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement  of  Intention

A reduced sales charge on shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Waiver of Front-End Sales Charges

No sales charge shall apply to:

(1)   reinvestment of income dividends and capital gain distributions;

(2) purchases of Fund shares if you were a Fund shareholder prior to December 10, 2001;

(3) purchases of Fund shares made by current or former trustees, officers, or employees, or agents of the Trust, the Adviser, First Dominion Capital Corp. and by members of their immediate families, and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by the Distributor for its own investment account and for investment purposes only;

(5) "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees, such as the 2.00% contingent deferred sales charge on purchases held for less than three hundred sixty (360) days and for which no sales charge was paid at the time of purchase, may be charged by the service provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Trust at (800) 567-4030. All account information is subject to acceptance and verification by the Distributor.

Rule 12b-1 Fees

The Fund has a Plan of Distribution (the "12b-1 Plan") which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under the 12b-1 Plan the Fund may pay the distributor up to a maximum of 0.25% of the average daily net assets of the Fund for certain activities and expenses of selling shares. Because 12b-1 Plan expenses are paid by the Fund on an ongoing basis, over time, these fees will decrease your return and you may pay more than paying other types of sales charges. These expenses may cause long-term investors to pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers.

Shareholder Servicing

The distributor is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Distributor and perform these functions on behalf of their clients who own shares of the Fund. In consideration of these services, the Distributor is paid a monthly fee equal to one-quarter (0.25%) percent of the Fund's average daily net assets on an annualized basis.

General

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

METHOD OF PURCHASE

By Telephone

To open an account by telephone, call (800) 567-4030 to obtain an account number and instructions. We will take information necessary to open your account, including your social security or tax identification number, over the phone.

After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. Your bank may charge a fee for doing this. You should instruct your bank to wire funds to:

      Suntrust Bank
      Richmond, Virginia
      ABA #0510 0002 0
      Acct #201330490
      Fund Services, Inc.
      Credit to "Satuit Funds"
      For further credit to:  (name and/or taxpayer identification number)

The most critical items are the bank name, ABA number, credit account number and FSI. The other items will help speed the process and insure that the funds are placed in the proper internal account.

You will then need to mail a signed account application to:

      Satuit Capital Micro Cap Fund
      c/o First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

By Mail

You may also open an account by mailing a completed and signed account application, together with a check made payable to the Satuit Capital Micro Cap Fund, to:

      Satuit Capital Micro Cap Fund
      c/o First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

Automatic Investment Plans

You may invest a specified amount of money in the Fund once or twice a month on specified dates pursuant to an Automatic Investment Plan ("AIP"). These payments are taken from your bank account by automated clearinghouse ("ACH") payment. The minimum investment for an AIP is $100.

To open an AIP account, call or write to us to request an "Automatic Investment" form. Complete and sign the form, and return it to us along with a voided check for the bank account from which payments will be made.

Transactions Through Third Parties

You may buy and sell shares of the Fund through certain brokers (and their authorized agents) that have made arrangements with the Fund's distributor to sell Fund shares. When you place your order with such a broker or its authorized agent, your order is treated by the broker as if you had placed it directly with the Fund, and you will pay or receive the next price calculated by the Fund. The broker (or authorized agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of he Fund's current prospectus. The broker (or its authorized agent) may charge you a fee for handling your order.

How To Pay For Your Purchase Of Shares

You may purchase shares of the Fund by check, ACH payment, or wire. All payments must be in U.S. dollars.

Checks. All checks must be drawn on U.S. banks and made payable to "Satuit Capital Micro Cap Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

ACH Payments. Instruct your financial institution to make an ACH payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

Wires. Instruct your financial institution to make a Federal funds wire payment to us. Your financial institution may charge you a fee for this service. See page 11 for wiring instructions.

Limitations On Purchases

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

Cancelled Or Failed Payments

The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs. We will not accept cash or third-party checks for the purchase of shares.

                    HOW TO SELL (REDEEM) SHARES OF THE FUND

You have the right to sell ("redeem") all of any part of your shares subject to certain restrictions. Selling your shares in the Fund is referred to as a "redemption" because the Fund buys back its shares. The Fund's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less the 2.00% contingent deferred sales charge on purchases held for less than three hundred sixty (360) days and for which no sales charge was paid at the time of purchase. See "Redemption Procedures" below.

We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send your redemption to you within 7 calendar days after we receive your redemption request. During unusual market conditions, the Fund may suspend redemptions or postpone the payment of redemption proceeds, to the extent permitted under the Federal securities laws. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you purchase your shares by check, the Fund may delay sending the proceeds from your redemption request until your check has cleared. This could take up to 15 calendar days.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call (800) 567-4030 for further information regarding redemptions. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM (SEE "REDEMPTION PROCEDURES"). HOWEVER, WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

REDEMPTION PROCEDURES

By Mail

To redeem shares of the Fund, your redemption request must be in proper form. To redeem by mail, prepare a written request including:

o Your name(s) and signature(s);
o The name of the Fund, and your account number;
o The dollar amount or number of shares you want to redeem;
o How and where to send your proceeds;
o A signature guarantee, if required (see "Signature Guarantee Requirements" below); and
o Any other legal documents required for redemption requests by corporations, partnerships or trusts.

Mail your request and documentation to:

      Satuit Capital Micro Cap Fund
      c/o Fund Services, Inc.
      1500 Forest Avenue, Suite 111
      Richmond, Virginia 23229

By Wire

You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form.

Wire requests are only available if your redemption is for $10,000 or more.

To request a wire redemption, mail or call us with your request. If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

By Telephone

We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or on a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - See "By Wire" above)

Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Transfer Agent will be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

Automatic Redemption

If you own shares of the Fund with an aggregated value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.

To set up periodic redemptions automatically, call or write the Fund for an "Automatic Redemption" form. You should complete the form and mail it to the Fund with a voided check for the account into which you would like the redemption proceeds deposited.

Signature Guarantee Requirements

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

-- Redemption of over $5,000 worth of shares;
-- Changes to a record name or address of an account;
-- Redemption from an account for which the address or account registration has changed within the last 30 days;
-- Sending proceeds to any person, address, brokerage firm or bank account not on record;
-- Sending proceeds to an account with a different registration (name or ownership) from yours; or
-- Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, any other election in connection with your account. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but NOT from a notary public.

Small Accounts

If the value of your account falls below $1,000, the Fund may ask you to increase your balance. If the account value is still below $1,000 after 30 days, the Fund will provide you with 60 days written notice in order to allow you a reasonable opportunity to increase the size of your account. If after the 60 days notice period, your account remains below $1,000, the Fund may close your account and send you the proceeds. The Fund will not close your account, however, if it falls below $1,000 solely as a result of a reduction in your account's market value.

Transferring Registration

If you wish to transfer shares to another owner, send a written request to Fund Services, Inc. ("FSI" or the "Transfer Agent") at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s);
(3) the new account registration, address, Social Security Number or Taxpayer Identification Number and how dividends and capital gains are to be distributed;
(4) signature guarantees; and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Lost Accounts

The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

How To Contact The Fund

For more information about the Fund or your account, you may write to the Fund at:

      Satuit Capital Micro Cap Fund
      c/o Commonwealth Shareholder Services, Inc.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

Or you may call toll free at (800) 567-4030

                         WHEN AND HOW NAV IS DETERMINED

The Fund's share price, called its NAV, is determined as of the close of trading on the New York Stock Exchange (the "NYSE")(generally 4:00 p.m., Eastern time) on each business day that the NYSE is open (the "Valuation Time"); however, the Trust's management may compute the NAV more frequently in order to protect shareholders' interests. (As of the date of this prospectus, the Trust is informed that the NYSE will be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) NAV per share is computed by adding the total value of the investments and other assets, subtracting any liabilities and then dividing by the total number of shares outstanding.

If a security or securities that the Fund owns are traded when the NYSE is closed (for example in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

The Fund's securities are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its investors as distributions. When the Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid.

When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividend distributions.

The Fund distributes dividends and capital gains, if any, annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

LONG-TERM VS. SHORT-TERM CAPITAL GAINS:

-- Long-term capital gains are realized on securities held by the Fund for more than one year and are part of your capital gain distribution.
-- Short-term capital gains are realized on securities held by the Fund for less then one year and are part of your dividend distributions

                           FEDERAL TAX CONSIDERATIONS

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Fund's Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser's investment decisions will result in a negative tax consequence for the Fund's shareholders.

Taxes On Distributions. The Fund operates in a manner such that it will not be liable for Federal income or excise tax. Distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to local, state and federal taxes. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year (by January 31st). Consult your tax advisor about the Federal, state and local tax consequences in your particular circumstances.

Taxes On Redemptions Of Shares. The sale of Fund shares is a taxable transaction for Federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis in the depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain or loss.

"Buying A Dividend." All distributions reduce the NAV of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do purchase shares prior to a distribution, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Tax Withholding. The Fund may be required to withhold U.S. federal income tax at the rate of 30% from all taxable distributions and form proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct social security or taxpayers identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

                             PERFORMANCE COMPARISONS

Advertisements and other sales literature may refer to the Fund's total return. The total return for the one, five and ten-year periods (or for the life of the Fund until the Fund is in existence for such longer periods) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods. All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition and Fund operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and strategies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

                                    CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

                 TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Pursuant to a Transfer Agent Agreement with the Trust, FSI acts as the Fund's transfer and disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

                        COUNSEL AND INDEPENDENT AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPAs, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund's financial highlights for the period presented have been audited by McCurdy & Associates CPA's, Inc., independent auditors, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                         Year ended         Period ended
                                         October 31, 2002   October 31, 2001*
Per Share Operating Performance
Net asset value, beginning of period        $12.42            $10.00
                                            ------            ------
Income from investment operations-
   Net investment loss                       (0.28)            (0.23)
   Net realized and unrealized
    gain (loss) on investments               (0.47)             2.64
   Total from investment operations          (0.75)             2.42
                                           --------          -------
Net asset value, end of period              $11.67            $12.42
                                            ======            ======

Total Return                                 (6.04%)           24.20%

Ratios/Supplemental Data
   Net assets, end of period (000's)         $4,461           $  456
Ratio to average net assets
   Expenses                                   4.99%            36.16%**
   Expenses, net of
     reimbursements and fee waivers           2.80%             1.65%**
   Investment loss, excluding
     reimbursements and fee waivers          (4.36%)          (35.66%)**
   Net investment loss                       (2.17%)           (1.14%)**
Portfolio turnover rate                     157.83%           100.09%

*  Commencement of operation was December 12, 2000.
** Annualized

                                  ORGANIZATION

The Satuit Capital Micro Cap Fund is a series of Satuit Capital Management Trust, a Delaware business trust that is registered with the SEC as an open-end, management investment company. The shares of Satuit Capital Management Trust may be offered in series in addition to the Satuit Capital Micro Cap Fund with distinct and separate investment objectives, strategies and policies.

It is not intended that meetings of the Fund's shareholders be held except when required by Federal or Delaware state law. All shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

                             ADDITIONAL INFORMATION

Shareholder Communications

The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 567-4030.

                              FOR MORE INFORMATION


Adviser                                  Satuit Capital Management, LLC
                                         146 Front Street, Suite 204
                                         Mill Wharf Plaza
                                         Scituate, Massachusetts 02066

Legal Counsel                            Spitzer & Feldman P.C.
                                         405 Park Avenue
                                         New York, New York  10022

Independent Auditors                     McCurdy & Associates Cpa's, Inc.
                                         27955 Clemens Road
                                         Westlake, Ohio  44145

Distributor                              First Dominion Capital Corp.
                                         1500 Forest Avenue, Suite 223
                                         Richmond, Virginia 23229

Transfer Agent                           Fund Services, Inc.
                                         1500 Forest Avenue, Suite 111
                                         Richmond, Virginia 23229

Administrator                            Commonwealth Shareholder Services, Inc.
                                         1500 Forest Avenue, Suite 223
                                         Richmond, Virginia 23229

Custodian                                Custodial Trust Company
                                         101 Carnegie Center
                                         Princeton, New Jersey 08540-6231

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during its most recent fiscal year.

For more information about the Fund, you may wish to refer to the Fund's SAI dated ___________, 2003, which is on file with the SEC and incorporated by reference into this Prospectus. You can obtain a free copy of the SAI by writing to Satuit Capital Management Trust, c/o First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (800) 567-4030 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-10103)


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                          SATUIT CAPITAL MICRO CAP FUND

                                   A SERIES OF
                         SATUIT CAPITAL MANAGEMENT TRUST
                           146 Front Street, Suite 204
                                Mill Wharf Plaza
                          Scituate, Massachusetts 02066
                                 (888) 280-5956




                       STATEMENT OF ADDITIONAL INFORMATION



                          ______________________, 2003

                                TABLE OF CONTENTS


                                                         Page

Investment Objective, Policies and Restrictions..........
Trustees and Executive Officers...........................
Investment Advisory and Other Services....................
Portfolio Transactions and Allocation of Brokerage........
Taxation..................................................
Voting and Ownership of Shares............................
Purchase of Shares........................................
Redemption of Shares......................................
Dividends and Distributions...............................
Net Asset Value ..........................................
Performance Comparisons...................................
Counsel and Independent Auditors..........................
Other Information.........................................
Financial Statements......................................

This Statement of Additional Information ("SAI") provides general information about the Satuit Capital Micro Cap Fund (the "Fund"). This SAI is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated _______________, 2003. Copies of the prospectus may be obtained from the Fund by writing to Satuit Capital Management Trust, c/o First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (800) 567-4030.

The Fund's audited financial statements and notes thereto for the year ended October 31, 2002 and the unqualified report of McCurdy & Associates CPA's, Inc., the Fund's independent auditors, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended October 31, 2002 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report by writing to the Fund or calling (800) 567-4030.

                                    GLOSSARY

As used in this SAI, the following terms have the meanings listed.


"Adviser" means Satuit Capital Management, LLC.

"Board" means the Board of Trustees of the Trust.

"IRS Code" means the Internal Revenue Code of 1986, as amended.

"CSS" means Commonwealth Shareholder Services, Inc., the administrator of the Fund.

"Custodian" means the Custodial Trust Company, the custodian of the Fund's assets.

"FDCC" means First Dominion Capital Corp., the principal underwriter and distributor of the Fund's shares.

"FSI" means Fund Services, Inc., the transfer and dividend disbursing agent of the Fund.

"Fund" means the Satuit Capital Micro Cap Fund, a separate series of the Trust.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Trust" means Satuit Capital Management Trust, a Delaware business trust that is registered with the SEC as an open-end, management investment company, commonly referred to as a "mutual fund".

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

                                    THE FUND

The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust, a Delaware business trust organized on August 29, 2000. The Fund's principal office is located at 146 Front Street, Suite 204, Mill Wharf Plaza, Scituate, Massachusetts 02066. The Fund is a "diversified" series, as that term is defined in the 1940 Act.

        INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND PRINCIPAL RISKS

The Fund's investment objective is to provide investors with long-term capital appreciation. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of U.S. common stocks with market capitalizations under $500 million. The Adviser will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. companies with market capitalizations under $500 million (micro-cap companies). Valuation and growth characteristics are equally weighted for purposes of ranking potential investments securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List.

The Adviser selects portfolio securities for investment by the Fund by subjecting the top 20% of the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts personal interviews with company management, customers, suppliers and Wall Street analysts who provide research about the company's common stock in the stock market.

The Adviser may elect to sell a portfolio security when the reasons for its purchase no longer apply, when return on assets, price to book value or other valuation ratios decline, when the Adviser believes that the market price per share of a security exceeds the inherent value of the company, or when a company's earnings and dividends prospects weaken.

                            INVESTING IN MUTUAL FUNDS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund can give no assurance that its investment objective will be achieved.

                               STOCK MARKET RISKS

The net asset value of the Fund will fluctuate based on changes in the value of the securities held in the investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

                              STOCK SELECTION RISKS

Like all managed funds, there is a risk that the Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

                        INVESTMENT IN MICRO CAP COMPANIES

The Fund invests primarily in companies with market capitalizations under $500 million (collectively, "micro cap companies"). These companies may have relatively small revenues, limited product lines, and a small share of the market for their products or services. Micro cap companies may also: (1) lack depth of management; (2) be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (3) be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, micro cap companies may suffer significant losses, as well as realize substantial growth. Thus, securities of micro cap companies present greater risks than do securities of larger, more established companies.

Historically, stocks of micro cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of micro cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of micro cap companies to changing economic conditions. Besides exhibiting greater volatility, micro cap company stocks may, to a degree, fluctuate independently of larger company stocks. Micro cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of Fund shares to be more volatile than the shares of mutual fund investing primarily in larger company stocks.
                  OTHER INVESTMENT POLICIES AND RESTRICTIONS

The following paragraphs provide a description of other investment policies and restrictions of the Fund. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust.

                            INITIAL PUBLIC OFFERINGS

To the extent that IPOs are offered to the Fund, the Fund may participate in IPOs if the security being offered satisfies the Fund's investment criteria as determined by the Adviser. An IPO, initial public offering, is a company's first sale of stock to the public and are primarily used to raise substantial amounts of new capital to support current operations, expansion or new business opportunities and otherwise to implement a company's growth plans. Securities offered in an IPO are often, but not always, those of young, small companies seeking outside equity capital and a public market for their stock. There is no guarantee that the company offering its shares in a public offering will sell a sufficient amount of shares to raise the capital that is needed or that a public market for their shares will ever develop. Investors purchasing stock in IPOs generally must be prepared to accept considerable risks for the possibility of large gains. IPOs by investment companies (closed-end funds) usually include underwriting fees that represent a load to buyers. IPOs are considered speculative investments and can be extremely volatile. As a result, IPOs may have a significant impact on the Fund's performance. There is no guarantee that the IPOs in which the Fund participates will be successful, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance will decrease.

               CASH POSITIONS AND TEMPORARY DEFENSIVE STRATEGIES

At times, the Fund may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund's primary investment strategies. As a result, during these periods, the Fund may not achieve its objective.

                             SHORT-TERM INVESTMENTS

The Fund may invest in any of the following securities and instruments:

              BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES
                                AND TIME DEPOSITS

The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Banks may be subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective, strategies and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

                         SAVINGS ASSOCIATION OBLIGATIONS

The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

                       COMMERCIAL PAPER, SHORT-TERM NOTES
                         AND OTHER CORPORATE OBLIGATIONS

The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by Satuit Capital Management, LLC (the "Advisor") to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs that could not be supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

                             GOVERNMENT OBLIGATIONS

The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Each of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                               ILLIQUID SECURITIES

The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid. The Adviser will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the Fund's portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

                              RESTRICTED SECURITIES

The SEC Staff currently takes the view that any delegation by the Board of Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Fund) must be pursuant to written procedures established by the Board of Trustees. It is the present intention of the Board of Trustees that, if the Board of Trustees decide to delegate such determinations to the Adviser or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Board of Trustees would consider what action would be appropriate in light of the Staff's position at that time.

                                   SHORT SALES

The Fund is authorized commit up to 5% of the Fund's net assets to engage in short sales of securities which it does not own or have the right to acquire. In a short sale, the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit in a segregated account with the Fund's custodian additional cash or securities so that the total collateral held for the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

If the Fund makes a short sale, the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

As stated above, when engaging in short sales, the Trust is required to segregate with its custodian at all times an amount of cash, U.S. Government securities, and other high-grade liquid debt securities equal to the excess of the current market value, as calculated on a daily basis, of the securities sold short over the amount of collateral deposited with the broker in respect of the short sale (not including the proceeds of the short sale). The Fund values the securities sold short daily in accordance with procedures established by the Board of Trustees for valuing the Fund's "long" investments, and the segregated account is marked to market daily to reflect changes in the value of the security. The Fund's segregation requirement is reduced to an amount below the opening value of the security in question, if the value of the security falls below the opening value. Conversely, The Fund's segregation requirement is increased above the opening value, if the value of the security rises above that level. If the segregation requirement increases, that is, if the sum of the market value of the segregated account plus the market value of the amount deposited with the broker as collateral falls below the amounts required to be maintained (i.e., the greater of the current market value of the security sold short or the market value of that security at the time the transaction was entered into), then the Fund deposits additional assets in the segregated account to satisfy the requirement.

The Fund's decision to make a short sale may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

Short sales create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

                              REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase Agreement will be determined on each business day. If at any time the market value of the Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

                                 BORROWING MONEY

The Fund may borrow money from banks as a temporary measure for emergency purposes or to facilitate redemption requests. The Fund may borrow up to one-third of its total assets. Borrowing money involves special risk considerations that may not be associated with other funds having similar objectives and policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing is generally fixed, the net asset value per share of the Fund tends to decrease more when its portfolio assets decrease in value than would otherwise occur if the Fund did not borrow funds. Interest costs on borrowings, however, may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

                                SECURITIES LOANS

The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to a lender-Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities.

                             INVESTMENT RESTRICTIONS

In addition to the principal investment objectives, policies and risks set forth in the Prospectus and in this SAI, the Fund is subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed without the vote of a majority of the Fund's outstanding securities, as defined in the 1940 Act. Non-fundamental investment restrictions of the Fund may be changed by the Board of Trustees.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

As fundamental investment restrictions, the Fund will not:

1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, as a result, as to 75% of the Fund's total assets, more than 5% of its net assets would be invested in the securities of one issuer or the Fund would hold more than 10% of the outstanding voting securities of any one issuer;

2. Issue any senior securities, as defined in the 1940 Act, except as set forth in restriction number 3 below;

3. Borrow amounts in excess of 33 1/3% of the market value of its total assets, and then only from a bank and as a temporary measure for extraordinary or emergency purposes. To secure any such borrowing, the Fund may pledge or hypothecate all or any portion of the value of its total assets;

4. Act as an underwriter of securities of other issuers, except insofar as the Trust may be technically deemed an underwriter under the federal securities laws in connection with the disposition of the Fund's portfolio securities;

5. Purchase or sell real estate or commodities, including oil, gas or other mineral exploration or developmental programs or commodity futures contracts;

6. Make loans, in the aggregate, exceeding 33 1/3% of the Fund's total assets or lend the Fund's portfolio securities to broker-dealers if the loans are not fully collateralized;

7. Invest in other registered investment companies, except as permitted by the 1940 Act;

8. Purchase from or sell to any officer or trustee of the Trust or its Adviser any securities other than the shares of beneficial interest of the Fund; or

9. Concentrate investments, or invest 25% or more of its net assets, in any one industry. This limitation shall not apply to securities issued or guaranteed by the U.S. Government.

                    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund is subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Trustees without shareholder approval.

The Fund will not:

1.    Acquire securities for the purpose of exercising control over management;

2. Invest more than 15% of its net assets in illiquid securities. In the event that such illiquid securities comprise more than 15% of the Fund's assets due to appreciation or other like cause not related to direct investment, the Fund shall not purchase additional portfolio securities until such time as the Fund holds 15% or less in such illiquid securities; or

3. Purchase additional portfolio securities if borrowings exceed 5% of the Fund's net assets.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether its has complied with its investment restrictions.

                              TRUSTEES AND OFFICERS

The business of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. As of December 31, 2001, each Trustee serves as a trustee for the Fund which is currently the only registered fund of the Trust. Trustees who are "interested persons", as defined by the 1940 Act, are indicated by asterisk.

------------------------------------------------------------------------
Name (Age) and  Position(s)Number Principal Occupation(s)  Other
Address         Held with  of     During the Past 5 Years  Directorships
                Trust and  Fund                            by Trustees
                Tenure     in                              and Number
                           Trust                           of Funds in
                           Overseen                        the Complex
                                                           Overseen
------------------------------------------------------------------------
------------------------------------------------------------------------
Robert J.       Chairman     1    Managing Director and    None
Sullivan * (40) of the            Chief Investment
--------------- Board,            Officer of Satuit
5 Driftwood     President         Capital  Management,
Lane            and               LLC from June, 2000 to
Scituate, MA    Treasurer         Present, Portfolio
02066           since             Manager and Senior
                December,         Equity Analyst at
                2000              Cadence Capital
                                  Management from 1997 to
                                  2000, an institutional
                                  asset management firm;
                                  Institutional Equity
                                  Sales Trader at Fidelity
                                  Capital Markets from
                                  1992 to 1993; and
                                  Customer Service
                                  Representative at
                                  Bridge Information
                                  Systems from 1987 to 1992.

------------------------------------------------------------------------
Non-interested trustees:
------------------------------------------------------------------------
Michael D.      Trustee      1    Director  of Trade       None
Muffoletto (59) since             Training  at
194 Ocean       December,         Electronic Trading
Drive West      2000              Group,  LLC from  1998
Stamford, CT                      to  Present;
06902                             Portfolio  Manager
                                  (private  hedge fund)
                                  at Fairfield Limited
                                  Partners from 1993
                                  to1998; and Portfolio
                                  Manager (NYSE listed
                                  company) at Investment
                                  Advisor, Inc. from1988
                                  to 1992.
------------------------------------------------------------------------
------------------------------------------------------------------------
Kevin M.        Trustee      1    Manager, Andover         None
Haggerty (61)   since             Brokerage (equity
200 Highland    December,         trading) from 1998 to
Road            2000              Present;  Private
Rye, NY 10580                     Investor from 1997  to
                                  1998;   and  Head  of
                                  Trading  at Fidelity
                                  Capital Markets from
                                  1990 to 1997.
------------------------------------------------------------------------
------------------------------------------------------------------------
Anthony J.      Trustee      1    Consultant to small and  None
Hertl (52)      since             emerging businesses
1301 Grassmere  October,          since 2000.  Retired in
Ave.            2002              2000 as Vice President
Interlaken, NJ                    of Finance and
07712                             Administration of
                                  Marymount College,
                                  Tarrytown, N.Y. where
                                  he served in this
                                  capacity for four
                                  years.  From 1983 to
                                  1996, he served in
                                  various positions at
                                  Prudential Securities
                                  Inc., New York, NY,
                                  including Chief
                                  Financial
                                  Officer-Direct
                                  Investment Group,
                                  Director of Corporate
                                  Taxation and
                                  Controller-Capital
                                  Markets.  Mr. Hertl
                                  spent ten (10) years at
                                  Arthur Andersen  & Co.
                                  and is a Certified
                                  Public Accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd,    Trustee      1    Mr. Boyd has served as   Vontobel
Jr. (61)        since             the Manager of the       Funds -- 3
10808 Hob Nail  October,          Customer Service         Funds; The
Court           2002              Operations and           World Funds
Potomac, MD                       Accounting Division of   -- 7 Funds;
20854                             the Potomac Electric     World
                                  Power Company,           Insurance
                                  Washington, D.C., since  Trust -- 1
                                  1978.  Mr. Boyd has      Fund
                                  served as a Director of
                                  Vontobel Funds, Inc., a
                                  registered investment
                                  company, since October,
                                  1983, overseeing 3
                                  series; Director of The
                                  World Funds, Inc., a
                                  registered investment
                                  company, since May,
                                  1997, overseeing 7
                                  series; and as a
                                  Trustee of  World
                                  Insurance Trust, a
                                  registered investment
                                  company, since March,
                                  2002, overseeing 1
                                  series.  Mr. Boyd is
                                  also a Certified Public
                                  Accountant.
------------------------------------------------------------------------

*  Mr. Sullivan is considered to be an "interested person" of the Trust, as
that term is defined in the 1940 Act.     Mr. Sullivan is an interested person
because: (1) he is an officer of the Trust; and (2) he is the owner of the investment adviser to the Fund.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

                                 AUDIT COMMITTEE

The Trust has a standing Audit Committee of the Board of Trustees composed of Messrs. Muffoletto, Haggerty, Hertl and Boyd. Mr. Haggerty acts as the chairperson of such committee. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. During its most recent fiscal year ended October 31, 2002, the Audit Committee met once, and each incumbent Trustee attended not less than 75% of all Board meetings while serving as Trustee.

                              NOMINATING COMMITTEE

The Trust has a standing Nominating Committee of the Board composed of Messrs. Muffoletto, Haggerty, Hertl and Boyd. The Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. During the Trust's most recent fiscal year ended October 31, 2002, the Nominating Committee did not meet.

As of December 31, 2002, the Trustees beneficially owned the following dollar range of equity securities in the Fund:

                                               Aggregate Dollar Range of
                                               Equity Securities in All Funds
                     Dollar Range of Equity    of the Trust Overseen by
Name of Trustee      Securities in the Fund    the Trustee
---------------      ------------------------- --------------------------------

Robert J. Sullivan        $10,001-$50,000           $10,001-$50,000
Michael D. Muffoletto     None                      None
Kevin M. Haggerty         None                      None
Anthony J. Hertl          None                      None
Samuel Boyd, Jr.          None                      None

                                  COMPENSATION

No Trustee receives any compensation for their service as Trustees of the Trust. However, each Trustee who is not affiliated with the Trust or the Adviser, will be reimbursed for expenses incurred in connection with attending Board and committee meetings. None of the executive officers receives any compensation or expense reimbursement from the Fund. For the fiscal year ended October 31, 2002, the Trustees did not receive compensation or reimbursements from the Trust.


------------------------------------------------------------------
Name and Position     Aggregate Pension     Estimated  Total
                      Compensatior          Annual     Compensation
                      From Fund Retirement  Benefits   from Fund
                                Benefits    Upon       and Fund
                                Accrued     Retirement Complex
                                as Part of             Paid to
                                Fund                   Trustees**
                                    Expenses
------------------------------------------------------------------
------------------------------------------------------------------
Robert J. Sullivan*,  None      None        None       None
Chairman
------------------------------------------------------------------
------------------------------------------------------------------
Michael D.            None      None        None       None
Muffoletto, Trustee
------------------------------------------------------------------
------------------------------------------------------------------
Kevin M. Haggerty,    None      None        None       None
Trustee
------------------------------------------------------------------
------------------------------------------------------------------
Anthony J. Hertl,     None      None        None       None
Trustee
------------------------------------------------------------------
------------------------------------------------------------------
Samuel Boyd, Jr.,     None      None        None       None
Trustee
------------------------------------------------------------------

* "Interested person" as defined under the 1940 Act.
** The Registrant is the only registered mutual fund in the fund complex.

Sales Load

The sales load is waived for purchases of Fund shares made by current or former trustees, officers, or employees, or agents of the Trust, the Adviser and by members of their immediate families. Please see the prospectus dated _________________, 2003 for a complete list of other instances where the sales load is waived.

                                 CODE OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics (the "Code"), pursuant to Rule 17j-1 of the 1940 Act, which makes it unlawful for any affiliated person of the Fund, Adviser, or Distributor, in connection with the purchase or sale, directly or indirectly, by the person, of a security held or to be acquired by the Fund to (i) employ any device, scheme or artifice to defraud the Fund; (ii) make any untrue statement of a material fact to the Fund or omit to state a material fact necessary in order to make the statements made to the Fund, in light of the circumstances under which they are made, not misleading; (iii) engage in any act, practice or course of business that operates or would operate as a fraud or deceit on the Fund; or (iv) engage in any manipulative practice with respect to the Fund. The Board of Trustees has determined that personnel of the Trust may engage in personal trading of securities, including with respect to securities purchased and sold by the Fund, subject to general fiduciary principles and compliance with the express provisions of the Code.

It is noted that under the Code: (1) the disinterested Trustees of the Trust are not required to pre-clear personal securities transactions, and (2) the disinterested Trustees need not report transactions where they were not provided with information about the portfolio transactions contemplated for the Fund or executed for the Fund for a period of 15 days before and after such transactions.

                          PRINCIPAL SECURITIES HOLDERS

As of November 30, 2002 , the following persons owned of record shares of the Fund in the following amount:

Name and Address                       Number of Shares       Percentage of Fund
-----------------------------          -----------------      ------------------

National Investor Services Corp.          84,832.571          21.816%
For the Exclusive Benefit of Customers
55 Water Street, 32nd Floor
New York, New York 10041

As of November 30, 2002, the following persons beneficially owned shares of the Fund in the following amount:

Name and Address                      Number of Shares        Percentage of Fund
------------------------------        ----------------        ------------------

John T. Curley                            33,068.783           8.504%
161 Cedar Street
Braintree, Massachusetts 02184

As of November 30, 2002, officers and trustees of the Fund owned less than 1.00% of the Fund.

                    INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Satuit Capital Management LLC (the "Adviser"), 146 Front Street, Suite 204, Mill Wharf Plaza, Scituate, Massachusetts 02066, serves as investment adviser to the Fund. The Adviser is wholly-owned and controlled by Mr. Robert J. Sullivan, who is also the Managing Director and Chief Investment Officer of the Adviser. Subject to the general supervision and control of the Board, the Adviser makes investment decisions for the Fund. The Adviser is a privately held corporation that is registered as an investment adviser with the U.S. Securities & Exchange Commission.

Under the terms of its investment advisory agreement with the Fund, the Adviser is responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. The Adviser also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. The Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

Investment Advisory Agreement

The Adviser acts as the investment adviser to the Fund pursuant to an Investment Advisory Agreement which has been approved by the Board of Trustees (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party). Under the terms of the investment advisory agreements between the Trust and the Adviser, the Adviser conducts investment research and management for the Fund and is responsible for the purchase and sale of securities for the Fund's investment portfolio. The Adviser provides the Fund with investment advice, supervises the management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund. In addition, the Adviser pays the salaries and fees of all officers of the Trust who are affiliated with the Adviser.

The Investment Advisory Agreement remains in effect initially for a two year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the1940 Act) and, in either case, by a majority of the Trustees who are not interested persons of the Trust or the Adviser. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Investment Advisory Agreement provides that the Adviser shall not be liable to the Fund for any error of judgment by the Adviser or for any loss sustained by the Fund except in the case of the Advisor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party upon 60 days' written notice. No person other than the Adviser regularly furnishes advice to the Fund with respect to the desirability of the Fund's investing in, purchasing or selling securities.

For its services, the Adviser is entitled to receive an advisory fee at an annual rate of 1.25% on the average daily net assets of the Fund. From December 12, 2000 (commencement of operations) through October 31, 2001, the Adviser waived fees of $2,854 and voluntarily reimbursed expenses of $80,508. For fiscal year ended October 31, 2002, the Adviser waived fees of $47,099 and reimbursed expenses of $21, 560.

In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses until October 31, 2003 so that the ratio of total annual operating expenses for the Fund will not exceed 2.80% of net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The reimbursement amount shall not include voluntary fees waived and expenses reimbursed prior to November 1, 2001. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Trustees of the Trust.

                                  ADMINISTRATOR

Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. For its services as administrator, CSS receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee. CSS also receives an hourly fee, plus out-of-pocket expenses for shareholder servicing and state securities law matters.

                                    CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

                               ACCOUNTING SERVICES

Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports.

CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

                 TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

FSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

                                   DISTRIBUTOR

First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. FDCC is entitled to receive the front-end sales charge on the sale of shares of the Fund. FDCC may also receive distribution 12b-1 fees, as described below under "PLAN OF DISTRIBUTION".

The Distributor received the following compensation as a result of the sale of Fund shares:

------------------------------------------------------------------------
Fiscal Year or  Net           Compensation  Brokerage     Other
Period Ended    Underwriting  on            Commissions   Compensation(1)
October 31st    Discounts     Redemption
                and           and
                Commissions   Repurchases
------------------------------------------------------------------------
------------------------------------------------------------------------
2001            None          None          None          None
------------------------------------------------------------------------
------------------------------------------------------------------------
2002            $33,713       None          None          None
------------------------------------------------------------------------

                                 OTHER EXPENSES

The Fund pays certain operating expenses that are not assumed by the Adviser, the Trust or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator, the Custodian, the Distributor and the Transfer Agent, are deducted from the income of the Fund before dividends are paid. These expenses include, but are not limited to, expenses of officers and Trustees who are not affiliated with the Adviser, the Trust or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.

              PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

The Fund's assets are invested by the Adviser in a manner consistent with its investment objective, strategies and policies, and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to, and in accordance with, any instructions the Board of Trustees may issue from time to time. The Adviser will select broker-dealers to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.

When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that it manages, as opposed to solely benefiting one specific managed fund or account.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising a variety of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

As permitted by Section 28(e) of the 1934 Act, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Adviser's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. The Adviser does not currently intend to cause the Fund to make such payments. It is the position of the staff of the U.S. Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the Adviser will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Fund paid brokerage commissions of $2,277 for the period from December 12, 2000 (commencement of operations) through October 31, 2001. For fiscal year ended October 31, 2002, the Fund paid brokerage commissions of $62,189.

                               PORTFOLIO TURNOVER

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Fund will be, under normal conditions, between 75% and 100%.
                                    TAXATION

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the " IRS Code"). By so qualifying, the Fund will not incur federal income or state taxes on its net investment company taxable income and on net realized capital gains (net long-term capital gains in excess of the sum of net short-term capital losses and capital losses carryovers from the prior 8 years) to the extent distributed as dividends to shareholders.

To qualify as a regulated investment company, the Fund must, among other things
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and 90% of its net exempt interest income each taxable year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years. Under the IRS Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from the Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions paid by the Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by the Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year.

Any redemption or exchange of the Fund's shares is a taxable event and may result in a capital gain or loss. A gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term, mid-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, 30% of the Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.

                         VOTING AND OWNERSHIP OF SHARES

Each share of the Fund has one vote in the election of Trustees. Cumulative voting is not authorized for the Fund. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Fund and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The authorized capitalization of the Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

                              PLAN OF DISTRIBUTION

The Fund has a Plan of Distribution or "12b-1 Plan" under which it may finance certain activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board of Trustees of the Trust and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect.

The 12b-1 Plan provides that the Fund will pay a fee to FDCC at an annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to FDCC as reimbursement for expenses incurred for distribution-related activities. For the fiscal year ended October 31, 2002, there were no distribution expenses incurred.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Trust's Board of Trustees has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the outstanding shares of the Fund, as applicable.

 As long as the 12b-1 Plan is in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

                               PURCHASE OF SHARES

Shares of the Fund are bought or exchanged at the public offering price per share next determined after receipt of an order by the Fund's Transfer Agent in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. The public offering price is normally the share's net asset value per share or NAV plus an initial sales charge. The minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $250 (except for individual retirement accounts for which the minimum subsequent investment is $100).

You may purchase shares of the Fund directly from FDCC. You may also buy shares through accounts with brokers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. FDCC and other dealers that have entered into selling agreements with FDCC, are entitled to the front-end sales charge on the sales of shares of the Fund as described in the prospectus and this SAI. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Distribution

The Distributor may, from time to time, offer incentive compensation to dealers that sell shares of the Fund that are subject to sales charges allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

In connection with the promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). These non-cash concessions are in addition to the sales load described in the prospectus. The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Computation of Offering Price

A hypothetical illustration of the computation of the offering price per share of the Fund, using the value of the Fund's net assets and the number of outstanding shares of the Fund at the close of business on October 31, 2002 and the maximum front-end sales charge of 5.75%, is as follows:

                Net Assets                               $4,460,657
                Outstanding Shares                          382,235
                Net Asset Value Per Share                $    11.67
                Sales Charge (5.75% of
                    the offering price)                  $     0.71
                Offering Price to Public                 $    12.38

Statement of Intention

The reduced sales charges and public offering price applicable to shares of the Fund set forth in the prospectus apply to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Shares equal to 4.50% (declining to 1% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

                              REDEMPTION OF SHARES

Redemption of shares, or payment for redemptions, may be suspended at times (a) when the NYSE is closed for other than customary weekend or holiday closings,
(b) when trading on said exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the U.S. Securities and Exchange Commission (the "SEC"), by order, so permits, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist.

Shareholders who purchased shares through a broker-dealer may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record. Share purchases and redemptions are governed by Delaware state law.

If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 2.00% contingent deferred sales charge if you redeem your shares within 360 days of purchase.

                           DIVIDENDS AND DISTRIBUTIONS

Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

Distributions from the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

                                 NET ASSET VALUE

The price per share of the Fund is referred to as the Fund's "net asset value." The method for determining the Fund's net asset value is summarized in the Prospectus in the text following the heading "When And How NAV Is Determined". The net asset value of the Fund's shares is determined on each day on which the NYSE is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, President's Day, Good Friday, Dr. Martin Luther King, Jr. Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of a fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information

From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                       6
      Yield = 2[(a-b +1)-1]
                 ---
                 cd
where:

      a =  dividends and interest earned during the period.
      b =  expenses accrued for the period (net of reimbursements).
      c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
      d =  the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total  Return  Performance

Under the rules of the SEC, fund advertising performance must include total return quotes, "T" below, calculated according to the following formula:

                   n
              P(1+T) = ERV

where:

  P    = a hypothetical initial payment of $1,000
  T    = average annual total return
  n    = number of years (1,5 or 10)
  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the Fund's average annual total returns (before taxes) for the periods ended October 31, 2002 are as follows:

------------------------------------------------------------------------
     One Year         Five Years     Ten Year Period   Since Inception
   Period ended      Period ended         ended        to October 31,
 October 31, 2002  October 31, 2002  October 31, 2002      2002(1)
------------------------------------------------------------------------
------------------------------------------------------------------------
     (6.04%)              N/A              N/A              8.55%
------------------------------------------------------------------------

(1) Commencement of operations was December 12, 2000.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" of the Fund are included in the prospectus.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rte for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

Performance Reporting

The Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

      Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

      Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

      CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the Fund's performance. The Fund may, from time to time, refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

                        COUNSEL AND INDEPENDENT AUDITORS

Legal matters in connection with the Trust, including the issuance of shares of beneficial interest of the Fund, are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates CPAs, Inc., 27955 Clemens Road, Westlake, Ohio 44145 have been selected as independent auditors for the Fund.

                                OTHER INFORMATION

The Adviser for the Fund is a recently formed Delaware limited liability company which was registered as an investment adviser with the SEC on August 16, 2000. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Adviser by the SEC.

For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this SAI concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                              FINANCIAL STATEMENTS

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

                         SATUIT CAPITAL MANAGEMENT TRUST
                        c/o First Dominion Capital Corp.
                          1500 Forest Avenue, Suite 223
                               Richmond, VA 23229
                            Telephone: (800) 567-4030
                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year end October 31, 2002 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent auditors, McCurdy & Associates CPA's, Inc., whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

PART C - OTHER INFORMATION


ITEM 23.  EXHIBITS

(a)   Declaration of Trust.

      (1) Certificate of Trust and Declaration of Trust dated August 29, 2000, as filed with the Secretary of State, are incorporated by reference to Exhibit 23 (a) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the U.S. Securities and Exchange Commission (the "SEC") on September 1, 2000.


      (2) Amendment No. 1 to the Declaration of Trust dated November 13, 2000 is incorporated herein by reference to Exhibit 23 (a) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-45040/811-10103) as filed with the SEC on November 22, 2000.

(b)   By-Laws.

      The By-Laws of the Registrant are incorporated herein by reference Exhibit 23 (b) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the U.S. Securities and Exchange Commission (the "SEC) on September 1, 2000.

(c)   Instruments Defining Rights of Security Holders.

      Not applicable

(d)   Investment Advisory Contracts.

      (1) Investment Advisory Agreement dated December 12, 2000 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund.

(e)   Underwriting Contracts.

      (1) Distribution Agreement dated June 1, 2001 between First Dominion Capital Corp ("FDCC") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(e)(1) of PEA No. 1.

(f)   Bonus or Profit Sharing Contracts.

      Not Applicable.

(g)        Custodian Agreement.

      (1) Custodian Agreement dated November 13, 2000 between Custodial Trust Company and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(g)(1) of PEA No. 1.

(h)   Other Material Contracts.

     (1)   Administrative Services.

           Administrative Services Agreement dated June 1, 2001 between Commonwealth Shareholder Services, ("CSS") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(h)(1) of PEA No. 1.


      (2) Transfer Agency.

          Transfer Agency Agreement dated June 1, 2001 between Fund Services, Inc. ("FSI") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(h)(2) of PEA No. 1.

     (3)  Fund Accounting.

          Accounting Services Agreement dated June 1, 2001 between Commonwealth Fund Accounting ("CFA") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(h)(3) of PEA No. 1.

     (4)  Shareholder Servicing.

          Form Of: Shareholder Servicing Agreement for the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit No. of 23(h)(3) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the SEC on September 1, 2000.

    (5)   Expense Limitation Agreements.

          Expense Limitation Agreement dated November 1, 2001 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(h)(5) of PEA No. 1.

(i)   Legal Opinion.

      (1) Opinion of Counsel of Spitzer & Feldman P.C. is incorporated herein by reference to Exhibit No. 23(i) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-45040/811-10103) as filed with the SEC on November 22, 2000.

(j)   Other Opinions.

      (1) Consent of Spitzer & Feldman, P.C.

      (2) Consent of McCurdy & Associates, CPAs, Inc.

(k)   Omitted Financial Statements.

      Not Applicable.

(l)   Subscription Agreement.

      Subscription Agreement dated November 21, 2000 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(l) of PEA No. 1.

(m)   Rule 12b-1 Plan.

      Distribution Plan on behalf of the Fund.

(n)   Rule 18f-3 Plan.

      Not Applicable.

(o)   Reserved.

(p)   Codes of Ethics.

     (1) The Code of Ethics of the Registrant and Satuit Capital Management, LLC (the investment adviser to the Satuit Capital Micro Cap Fund) is incorporated herein by reference to Exhibit 23(p)(1) of PEA No. 1.

     (2) The Code of Ethics of FDCC (the distributor for the Registrant) is incorporated herein by reference to Exhibit 23(p)(2) of PEA No. 1.

(q)      Powers-of-Attorney.

(1) Power-of-Attorney for Mr. Robert J. Sullivan is incorporated herein by reference to Exhibit 23(q)(1) of PEA No. 1.

(2) Power-of-Attorney for Mr. Michael D. Muffoletto is incorporated herein by reference to Exhibit 23(q)(2) of PEA No. 1.

(3) Power-of-Attorney for Mr. Kevin M. Haggerty is incorporated herein by reference to Exhibit 23(q)(3) of PEA No. 1.

(4)      Power-of Attorney for Mr. Samuel Boyd, Jr.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Not applicable

ITEM 25.  INDEMNIFICATION.

(a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

      The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which the investment adviser, and each director, officer or partner of such investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of the investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

      Name of Investment Adviser               Form ADV File Number

      Satuit Capital Management, LLC                801-57862

ITEM 27.  PRINCIPAL UNDERWRITERS.

      (a) First Dominion Capital Corp. also acts as underwriter to Vontobel Funds, Inc., The World Funds, Inc. and World Insurance Trust.

      (b)  (1) First Dominion Capital Corp.

           The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

      (c)  Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a) Satuit Capital Management, LLC 146 Front Street, Suite 204 Mill Wharf Plaza Scituate, Massachusetts 02066
           (records relating to its function as investment adviser to the Satuit Capital Micro Cap Fund).

(b)   Custodial Trust Company
           Carnegie Center
           Princeton, New Jersey 08540
           ((records relating to its functions as custodian for the Satuit Capital Micro Cap Fund).

(c)        Fund Services, Inc. 1500 Forest Avenue, Suite 111 Richmond, Virginia
           23229
           (records relating to its function as transfer agent to the Satuit Capital Micro Cap Fund).

(d)        Commonwealth Fund Accounting
           1500 Forest Avenue, Suite
           Richmond, Virginia 23229
           (records relating to its function as accounting services agent to the Satuit Capital Micro Cap Fund).

(e) Commonwealth Shareholder Services, Inc. 1500 Forest Avenue, Suite 223 Richmond, Virginia 23229
           (records relating to its function as administrator to the Satuit Capital Micro Cap Fund).

(f) First Dominion Capital Corp. 1500 Forest Avenue, Suite 223 Richmond, Virginia 23229
           (records relating to its function as distributor for the Satuit Capital Micro Cap Fund).

ITEM 29.  MANAGEMENT SERVICES

      There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 30.  UNDERTAKINGS.

          Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Scituate and State of Massachusetts, on the 23rd day of December, 2002.

                                           SATUIT CAPITAL MANAGEMENT TRUST


                                           By: /s/  Robert J. Sullivan
                                               -----------------------
                                               Robert J. Sullivan,
                                          President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                       Title                     Date

/s/ Robert J. Sullivan
Robert J. Sullivan              President, and          December 23, 2002
                                Chairman of the
                                Board of Trustees

*/s/ Michael D. Muffoletto
Michael D. Muffoletto           Trustee                 December 23, 2002


*/s/ Kevin M. Haggerty
Kevin M. Haggerty               Trustee                 December 23, 2002


*/s/ Anthony Hertl              Trustee                 December 23, 2002
-------------------
Anthony Hertl

*/s/ Samuel Boyd, Jr.           Trustee                 December 23, 2002
 --------------------
Samuel Boyd, Jr.


*By:  /s/ Robert J. Sullivan
      -----------------------
      Robert J. Sullivan
      Attorney-in-fact
      pursuant to Powers-of-Attorney on file.

EXHIBIT NO.          DESCRIPTION

23(d)(1)        Investment Advisory Agreement

23(j)(1)        Consent of Spitzer & Feldman, P.C.

23(j)(2)        Consent of McCurdy & Associates, CPAs, Inc..

23(m)           Rule 12b-1 Distribution Plan

23(q)(4)        Samuel Boyd, Jr. Power-of-Attorney

                                                                EXHIBIT 23(d)(1)

                        SATUIT CAPITAL MANAGEMENT TRUST,
             ON BEHALF OF ITS SERIES, SATUIT CAPITAL MICRO CAP FUND

                          INVESTMENT ADVISORY AGREEMENT


      THIS INVESTMENT ADVISORY AGREEMENT is made as of the 12th day of December, 2000, by and between SATUIT CAPITAL MANAGEMENT TRUST, a Delaware business trust (the "Trust") on behalf of its series, Satuit Capital Micro Cap Fund (the "Fund") and SATUIT CAPITAL MANAGEMENT, LLC, a Delaware limited liability company (the "Adviser").

                             W I T N E S S E T H :

      WHEREAS, the Trust is an open-end management investment company, registered as such under the Investment Company Act of 1940 (the "Investment Company Act");

      WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 and is engaged in the business of providing investment advice to investment companies; and

      WHEREAS, the Trust, on behalf of the Fund, desires to retain the Adviser to render advice and services to the Fund pursuant to the terms and provisions of this Agreement, and the Adviser desires to furnish said advice and services.

      NOW, THEREFORE, in consideration of the covenants and the mutual promises hereinafter set forth, the parties to this Agreement, intending to be legally bound hereby, mutually agree as follows:

      1. APPOINTMENT OF ADVISER. The Trust hereby employs the Adviser and the Adviser hereby accepts such employment, to render investment advice and related services with respect to the assets of the Fund for the period and on the terms set forth in this Agreement, subject to the supervision and direction of the Board.

      2. DUTIES OF ADVISER.

           (a) GENERAL DUTIES. The Adviser shall act as investment adviser to the Fund and shall supervise investments of the Fund in accordance with the investment objective, policies and restrictions of the Fund as set forth in the Fund's governing documents, including, without limitation, the Trust's Certificate of Trust, as amended, Declaration of Trust, as amended, and Bylaws, as amended, the prospectus and statement of additional information; and such other limitations, policies and procedures as the Trustees may impose from time to time in writing to the Adviser. In providing such services, the Adviser shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Internal Revenue Code, the Uniform Commercial Code and other applicable law.

                Without limiting the generality of the foregoing, the Adviser shall: (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities for the Fund, including the taking of such steps as may be necessary to implement such advice and recommendations (i.e., placing the orders); (ii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Board of Trustees;
                (iii) vote proxies for the Fund, file ownership reports under
                Section 13 of the Securities Exchange Act of 1934 for the Fund, and take other actions on behalf of the Fund; (iv) maintain the books and records required to be maintained by the Fund except to the extent arrangements have been made for such books and records to be maintained by the Administrator, Transfer Agent or other agent of the Fund; (v) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the Board of Trustees or the officers of the Fund may reasonably request; and (vi) render to the Board of Trustees such periodic and special reports with respect to the Fund's investment activities as the Board of Trustees may reasonably request, including at least one in-person appearance annually before the Board of Trustees.

           (b) BROKERAGE. The Adviser shall be responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of brokerage commission rates, provided that the Adviser shall not direct orders to an affiliated person of the Adviser without general prior authorization to use such affiliated broker or dealer from the Board of Trustees. The Adviser's primary consideration in effecting a securities transaction will be the best execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Adviser may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

                Subject to such policies as the Board of Trustees may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Fund or accounts for which the Adviser has investment discretion. The Adviser is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Adviser, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Adviser shall determine, and the Adviser shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefore. The Adviser is also authorized to consider sales of shares as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best price and execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

                On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as of other clients (to the extent that the Adviser may, in the future, have other clients), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

      3. REPRESENTATIONS OF THE ADVISER.

           (a) The Adviser shall use its best judgment and efforts in rendering the advice and services to the Fund as contemplated by this Agreement.

           (b) The Adviser shall maintain all licenses and registrations necessary to perform its duties hereunder in good order.

           (c) The Adviser shall conduct its operations at all times in conformance with the Investment Advisers Act of 1940, the Investment Company Act of 1940, and any other applicable state and/or self-regulatory organization regulations.

      4. INDEPENDENT CONTRACTOR. The Adviser shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Fund in any way, or in any way be deemed an agent for the Fund. It is expressly understood and agreed that the services to be rendered by the Adviser to the Fund under the provisions of this Agreement are not to be deemed exclusive, and the Adviser shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

      5. ADVISER'S PERSONNEL. The Adviser shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of the Adviser shall be deemed to include persons employed or retained by the Adviser to furnish statistical
           information,   research,  and  other  factual  information, advice
           regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Adviser or the Board of Trustees may desire and reasonably request.

      6. EXPENSES.

           (a) With respect to the operation of the Fund, the Adviser shall be responsible for (i) providing the personnel, office space and equipment reasonably necessary for the investment management of the Fund, and (ii) the costs of any special Board of Trustees meetings or shareholder meetings deemed by the Board of Trustees at the time any such meeting is called to be convened for the primary benefit of the Adviser.

           (b) The Fund is responsible for and has assumed the obligation for payment of all of its expenses, other than as stated in Subparagraph 6(a) above, including but not limited to: investment advisory and administrative fees and expenses payable to the Adviser or the Fund's administrator under the appropriate agreements entered into with the Adviser and the administrator, as the case may be; fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the Investment Company Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

           (c) The Adviser may voluntarily absorb certain Fund expenses or waive the Adviser's own advisory fee.

           (d) To the extent the Adviser incurs any costs by assuming expenses which are an obligation of the Fund as set forth herein, the Fund shall promptly reimburse the Adviser for such costs and expenses, except to the extent the Adviser has otherwise agreed to bear such expenses. To the extent the services for which the Fund is obligated to pay are performed by the Adviser, the Adviser shall be entitled to recover from the Fund to the extent of the Adviser's actual costs for providing such services. In determining the Adviser's actual costs, the Adviser may take into account an allocated portion of the salaries and overhead of personnel performing such services.

      7. INVESTMENT ADVISORY FEE.

           (a) The Fund shall pay to the Adviser, and the Adviser agrees to accept, as full compensation for all investment and advisory services furnished or provided to the Fund pursuant to this Agreement, an annual investment advisory fee at the rate set forth in Schedule A to this Agreement.

           (b) The investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month.

           (c) The initial fee under this Agreement shall be payable on the first business day of the first month following the effective date of this Agreement and shall be prorated as set forth below. If this Agreement is terminated prior to the end of any month, the fee to the Adviser shall be prorated for the portion of any month in which this Agreement is in effect which is not a complete month according to the proportion which the number of calendar days in the month during which the Agreement is in effect bears to the number of calendar days in the month, and shall be payable within ten (10) days after the date of termination.

           (d) The fee payable to the Adviser under this Agreement will be reduced as required under any expense limitation applicable to the Fund.

           (e) The Adviser voluntarily may reduce any portion of the compensation or reimbursement of expenses due to it pursuant to this Agreement and may agree to make payments to limit the expenses which are the responsibility of the Fund under this Agreement. Any such reduction or payment shall be applicable only to such specific reduction or payment and shall not constitute an agreement to reduce any future compensation or reimbursement due to the Adviser hereunder or to continue future payments. Any such reduction will be agreed to prior to accrual of the related expense or fee and will be estimated daily and reconciled and paid on a monthly basis.

           (f) Any fee withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, no later than the fifth fiscal year succeeding the fiscal year of the withholding, reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) do not exceed the applicable limitation on Fund expenses. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Adviser even if such practice may require the Adviser to waive, reduce or absorb current Fund expenses.

           (g) The Adviser may agree not to require payment of any portion of the compensation or reimbursement of expenses otherwise due to it pursuant to this Agreement. Any such agreement shall be applicable only with respect to the specific items covered thereby and shall not constitute an agreement not to require payment of any future compensation or reimbursement due to the Adviser hereunder.

      8. NO SHORTING; NO BORROWING. The Adviser agrees that neither it nor any of its officers or employees shall take any short position in the shares of the Fund. This prohibition shall not prevent the purchase of such shares by any of the officers or employees of the Adviser or any trust, pension, profit-sharing or other benefit plan for such persons or affiliates thereof, at a price not less than the net asset value thereof at the time of purchase, as allowed pursuant to rules promulgated under the Investment Company Act. The Adviser agrees that neither it nor any of its officers or employees shall borrow from the Fund or pledge or use the Fund's assets in connection with any borrowing not directly for the Fund's benefit. For this purpose, failure to pay any amount due and payable to the Fund for a period of more than thirty (30) days shall constitute a borrowing.

      9. CONFLICTS WITH THE FUND AND TRUST'S GOVERNING DOCUMENTS AND APPLICABLE LAWS. Nothing herein contained shall be deemed to require the Fund to take any action contrary to the Trust's Certificate of Trust, as amended, Declaration of Trust, as amended, Bylaws, as amended, or any applicable statute or regulation, or to relieve or deprive the Board of Trustees of its responsibility for and control of the conduct of the affairs of the Fund. In this connection, the Adviser acknowledges that the Board of Trustees retains ultimate plenary authority over the Fund and may take any and all actions necessary and reasonable to protect the interests of Fund shareholders.

      10. REPORTS AND ACCESS. The Adviser agrees to supply such information to the Fund's administrator and to permit such compliance inspections by the Fund's administrator as shall be reasonably necessary to permit the administrator to satisfy its obligations and respond to the reasonable requests of the Board of Trustees. Any such information supplied by the Adviser, and any such compliance inspections conducted by the administrator, shall be supplied or conducted, as the case may be, at a mutually agreed upon time.

      11. SHAREHOLDER LIST. The Adviser shall have access to a current list of shareholders of the Fund at any time to solicit proxies from such shareholders on behalf of the Board of Trustees.

      12. ADVISER'S LIABILITIES AND INDEMNIFICATION.

           (a) The Adviser shall have responsibility for the accuracy of the statements in the Fund's offering materials (including the prospectus, the statement of additional information, advertising and sales materials), relating to the Adviser's business and shall have no liability for information supplied by the administrator or the Fund or another third party for inclusion therein. The Adviser shall be given a reasonable amount of time within which to review and comments upon any such offering materials.

           (b) The Adviser shall be liable to the Fund for any loss (including brokerage charges) incurred by the Fund as a result of any investment not in accordance with the Fund's objective and policies, as set forth in the Fund's offering documents and applicable law.

           (c) In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Fund.

           (d) Each party to this Agreement shall indemnify and hold harmless the other party and the shareholders, directors, trustees, officers and employees of the other party (any such person, an "Indemnified Party") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable counsel fees incurred in connection therewith) arising out of the Indemnified Party's performance or nonperformance of any duties under this Agreement provided, however, that nothing herein shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement.

           (e) No provision of this Agreement shall be construed to protect any member of the Board of Trustees or officer of the Fund, or officer of the Adviser, from liability in violation of Sections 17(h) and (i) of the Investment Company Act.

      13. NON-EXCLUSIVITY; TRADING FOR ADVISER'S OWN ACCOUNT. The Adviser may act as investment adviser for any other person, and shall not in any way be limited or restricted from having, selling or trading any securities for its or their own accounts or the accounts of others for whom it or they may be acting, provided, however, that the Adviser expressly represents that it will undertake no activities which will adversely affect the performance of its obligations to the Fund under this Agreement; and provided further that the Adviser will adhere to a code of ethics governing employee trading and trading for proprietary accounts that conforms to the requirements of the Investment Company Act and the Investment Advisers Act of 1940 and has been approved by the Fund's Board of Trustees.

      14. TERM. This Agreement shall become effective on the effective date of the Trust's registration statement filed with the Securities and Exchange Commission and shall remain in effect for a period of two
           (2) years, unless sooner terminated as hereinafter provided. This Agreement shall continue in effect thereafter for additional periods not exceeding one (1) year so long as such continuation is approved for the Fund at least annually by (i) the Board of Trustees or by the vote of a majority of the outstanding voting securities of the Fund and (ii) the vote of a majority of the Trustees of the Fund who are not parties to this Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval. The terms "majority of the outstanding voting securities" and "interested persons" shall have the meanings as set forth in the Investment Company Act.

      15. TERMINATION; NO ASSIGNMENT.

           (a) This Agreement may be terminated by the Fund at any time without payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty (60) days' written notice to the Adviser, and by the Adviser upon sixty (60) days' written notice to the Fund. In the event of a termination, the Adviser shall cooperate in the orderly transfer of the Fund's affairs and, at the request of the Board of Trustees, transfer any and all books and records of the Fund maintained by the Adviser on behalf of the Fund.

           (b) This Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the Investment Company Act.

      16. SEVERABILITY. If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

      17. CAPTIONS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

      18. GOVERNING LAW. This Agreement shall be governed by, and construed in accordance with, the laws of the State of New York without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the Investment Company Act and the Investment Advisers Act of 1940 and any rules and regulations promulgated thereunder.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their duly authorized officers, all on the day and year first above written.



SATUIT CAPITAL MANAGEMENT TRUST     SATUIT CAPITAL MANAGEMENT, LLC
on behalf of its series,
SATUIT CAPITAL MICRO CAP FUND



By:  /s/ Robert J. Sullivan               By:  /s/ Robert J. Sullivan
    ------------------------                   ----------------------
Name:   Robert J. Sullivan                Name:     Robert J. Sullivan
Title:  Chairman of the Board             Title:    Managing Director and
                                                    Chief Investment Officer

                                   SCHEDULE A

                                 ANNUAL FEE RATE



Satuit Capital Micro Cap Fund                1.25% of average daily net assets

                                                               EXHIBIT  23(j)(1)

CONSENT OF COUNSEL



                        CONSENT OF SPITZER & FELDMAN P.C.





           We hereby consent to the use of our name and to the reference to our firm included in or made a part of this Post-Effective Amendment No. 2 to the Registration Statement for Satuit Capital Management Trust (SEC File No. 811-10103) on Form N-1/A under the Securities Act of 1933, as amended.




                                    Spitzer & Feldman P.C.



                                    By: /s/ Spitzer & Feldman P.C.


   New York, New York
   December 23, 2002

                                                                EXHIBIT 23(j)(2)


CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS


   As independent public accountants, we hereby consent to the use in this Post-effective Amendment No. 2 to the Registration Statement for Satuit Capital Management Trust (SEC File No. 811-10103) of all references to our firm included in or made a part of this Amendment.




   McCurdy & Associates CPA's, Inc.



   /s/ McCurdy and Associates, CPA's, Inc.
   Westlake, Ohio
   December 20, 2002

                                                                   EXHIBIT 23(m)



                              DISTRIBUTION PLAN OF
                          SATUIT CAPITAL MICRO CAP FUND
                             PURSUANT TO RULE 12b-1

      Distribution Plan, (the "Plan") of Satuit Capital Micro Cap Fund (the "Fund"), a series of Satuit Capital Management Trust (the "Trust"), a Delaware business trust.

      WHEREAS, the Fund and First Dominion Capital Corp. (the "Distributor"), a broker-dealer registered under the Securities Exchange Act of 1934, have entered into a Distribution Agreement pursuant to which the Distributor will act as principal underwriter of shares of the Fund for sale to the public;

      WHEREAS, the Trustees of the Trust have determined to adopt this Distribution Plan (the "Plan") on behalf of the Fund, in accordance with the requirements of the Investment Company Act of 1940, as amended (the "Act") and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

      NOW, THEREFORE, the Fund hereby adopts the Plan on the following terms and conditions:

      (1) The Fund shall reimburse the Distributor, at the end of each month, up to a maximum on an annual basis of 0.25% of the average daily value of the net assets of the Fund, subject to any applicable restrictions imposed by rules of the National Association of Securities Dealers, Inc., for distribution expenditures incurred by the Distributor in connection with the sale and promotion of the Fund and the furnishing of services to shareholders of the Fund. Such expenditures shall consist of: (i) commissions to sales personnel for selling shares of the Fund; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for National Affiliated Investment Companies for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund;
           (v) the costs of preparing and distributing promotional materials;
           (vi) the cost of printing the Fund's Prospectus and Statement of Additional Information for distribution to potential investors; and
           (vii) such other similar services that the Trustees of the Trust determine are reasonably calculated to result in sales of shares of the Fund; provided, however, that a portion of such amount paid to the Distributor, which portion shall be equal to or less than 0.25% annually of the average daily net assets of the Fund shares, may be paid for reimbursing the costs of providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee").

           Amounts paid or payable by the Fund under this Plan or any agreement with any person or entity relating to the implementation of this Plan ("related agreement") shall only be used to pay for, or reimburse payment for, the distribution expenditures described in the preceding paragraph and shall, given all surrounding circumstances, represent charges within the range of what would have been negotiated at arm's-length as payment for the specific sales or promotional services and activities to be financed hereunder and any related agreement, as determined by the Trustees, in the exercise of reasonable business judgment, in light of fiduciary duties under state law and Sections 36(a) and (b) of the Act and based upon appropriate business estimated and projections.

      (2) At least quarterly in each year the Plan remains in effect, the Fund's Principal Financial Officer or Treasurer, or such other person authorized to direct the disposition of monies paid or payable by the Fund, shall prepare and furnish to the Trustees for their review, and the Trustees shall review a written report complying with the requirements of Rule 12b-1 under the Act regarding the amounts expended under the Plan and the purposes for which such expenditures were made.

      (3) This Plan shall not take effect until it, together with any related agreements, have been approved by a vote of at least a majority of the Trustees, as well as a vote of at least a majority of the Trustees who are not interested persons (as defined in the Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any related agreements (the "Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on the Plan or any related agreement, and the Plan shall not take effect with respect to the Fund until it has been approved by a vote of at least a majority of the outstanding voting securities (as defined in the Act) of the Fund.

      (4) This Plan shall remain in effect for one year from the date of its execution and may be continued thereafter if specifically approved at least annually by a vote of at least a majority of the Trustees, as well as a majority of the Disinterested Trustees. This Plan may be amended at any time, provided that (a) the Plan may not be amended to increase materially the amount of the distribution expenses provided in Paragraph 1 hereof (including the Service Fee) without the approval of at least a majority of the outstanding voting securities (as defined in the Act) of the Fund and (b) all material amendments to this Plan must be approved by a vote of the Trustees and the Disinterested Trustees cast in person at a meeting called for the purpose of such vote.

      (5) While this Plan is in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Act) of the Fund shall be committed to the discretion of the Disinterested Trustees then in office.

      (6) Any related agreement shall be in writing and shall provide that (a) such agreement shall be subject to termination, without penalty, by vote of a majority of the outstanding voting securities (as defined in the Act) of the Fund on not more than 60 days' written notice to the other party to the agreement, and (b) such agreement shall terminate automatically in the event of its assignment.

      (7) This Plan may be terminated at any time by a vote of a majority of the Disinterested Trustees or by a vote of a majority of the outstanding voting securities (as defined in the Act) of the Fund. In the event this Plan is terminated or otherwise discontinued, no further payments hereunder will be made by the Plan.

      (8) The Fund shall preserve copies of this Plan and any related agreements and all reports made pursuant to paragraph 2 hereof, and any other information, estimates, projections and other materials that serve as a basis therefore, considered by the Trustees, for a period of not less than six years from the date of this Plan, the agreement or report, as the case may be, the first two years in an easily accessible place.




Adopted as of the ____ day of _________, 2003.

                                                                EXHIBIT 23(q)(4)

                         SATUIT CAPITAL MANAGEMENT TRUST

                                Power of Attorney



       KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or trustee of Satuit Capital Management Trust hereby appoints John Pasco, III, his true and lawful attorney to execute in his name, place and stead and on his behalf a registration statement on Form N-1A for the registration pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of said Trust's shares of beneficial interest , and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the U.S. Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

       IN WITNESS WHEREOF, the undersigned has executed this instrument this 18th day of December, 2002.





                                        /s/ Samuel Boyd, Jr.
                                        --------------------
                                            Samuel Boyd, Jr.
                                            Trustee